Shareholder Report, Holdings (Details)	Aug. 31, 2024
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Ohio
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Arizona
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | California
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | New York
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	18.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | School District
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Development
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Power
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Water
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Education
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Airport
Holdings [Line Items]
Percent of Net Asset Value	10.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class A | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Ohio
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Arizona
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | California
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | New York
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	18.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | School District
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Development
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Power
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Water
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Education
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Airport
Holdings [Line Items]
Percent of Net Asset Value	10.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class C | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Ohio
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Arizona
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | California
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | New York
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	18.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | School District
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Development
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Power
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Water
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Education
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Airport
Holdings [Line Items]
Percent of Net Asset Value	10.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class I | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Ohio
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Arizona
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | California
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | New York
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	18.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | School District
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Development
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Power
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Water
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Education
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Airport
Holdings [Line Items]
Percent of Net Asset Value	10.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Y | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Tennessee
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Ohio
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Colorado
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Arizona
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | California
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	5.90%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | New York
Holdings [Line Items]
Percent of Net Asset Value	8.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	10.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	18.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | School District
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Development
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Power
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Water
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Education
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Airport
Holdings [Line Items]
Percent of Net Asset Value	10.10%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
BNY Mellon AMT-Free Municipal Bond Fund | Class Z | Medical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
BNY Mellon High Yield Municipal Bond Fund | Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
BNY Mellon High Yield Municipal Bond Fund | Class A | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class A | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class A | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon High Yield Municipal Bond Fund | Class A | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon High Yield Municipal Bond Fund | Class A | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.50%
BNY Mellon High Yield Municipal Bond Fund | Class A | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class A | Arizona
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon High Yield Municipal Bond Fund | Class A | Alabama
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon High Yield Municipal Bond Fund | Class A | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon High Yield Municipal Bond Fund | Class A | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BNY Mellon High Yield Municipal Bond Fund | Class A | California
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon High Yield Municipal Bond Fund | Class A | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon High Yield Municipal Bond Fund | Class A | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class A | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon High Yield Municipal Bond Fund | Class A | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon High Yield Municipal Bond Fund | Class A | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon High Yield Municipal Bond Fund | Class A | New York
Holdings [Line Items]
Percent of Net Asset Value	8.30%
BNY Mellon High Yield Municipal Bond Fund | Class A | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon High Yield Municipal Bond Fund | Class A | South Dakota
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class A | Alaska
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class A | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class A | Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class A | Iowa
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class A | Arkansas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class A | North Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon High Yield Municipal Bond Fund | Class A | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon High Yield Municipal Bond Fund | Class A | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon High Yield Municipal Bond Fund | Class A | U.S. Related
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon High Yield Municipal Bond Fund | Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
BNY Mellon High Yield Municipal Bond Fund | Class A | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class A | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon High Yield Municipal Bond Fund | Class A | School District
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class A | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	16.60%
BNY Mellon High Yield Municipal Bond Fund | Class A | Development
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon High Yield Municipal Bond Fund | Class A | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon High Yield Municipal Bond Fund | Class A | Power
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon High Yield Municipal Bond Fund | Class A | Water
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon High Yield Municipal Bond Fund | Class A | Education
Holdings [Line Items]
Percent of Net Asset Value	15.90%
BNY Mellon High Yield Municipal Bond Fund | Class A | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon High Yield Municipal Bond Fund | Class A | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
BNY Mellon High Yield Municipal Bond Fund | Class A | Medical
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon High Yield Municipal Bond Fund | Class A | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class A | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon High Yield Municipal Bond Fund | Class C | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
BNY Mellon High Yield Municipal Bond Fund | Class C | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class C | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class C | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon High Yield Municipal Bond Fund | Class C | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon High Yield Municipal Bond Fund | Class C | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.50%
BNY Mellon High Yield Municipal Bond Fund | Class C | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class C | Arizona
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon High Yield Municipal Bond Fund | Class C | Alabama
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon High Yield Municipal Bond Fund | Class C | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon High Yield Municipal Bond Fund | Class C | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BNY Mellon High Yield Municipal Bond Fund | Class C | California
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon High Yield Municipal Bond Fund | Class C | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon High Yield Municipal Bond Fund | Class C | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class C | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon High Yield Municipal Bond Fund | Class C | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon High Yield Municipal Bond Fund | Class C | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon High Yield Municipal Bond Fund | Class C | New York
Holdings [Line Items]
Percent of Net Asset Value	8.30%
BNY Mellon High Yield Municipal Bond Fund | Class C | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon High Yield Municipal Bond Fund | Class C | South Dakota
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class C | Alaska
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class C | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class C | Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class C | Iowa
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class C | Arkansas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class C | North Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon High Yield Municipal Bond Fund | Class C | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon High Yield Municipal Bond Fund | Class C | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon High Yield Municipal Bond Fund | Class C | U.S. Related
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon High Yield Municipal Bond Fund | Class C | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
BNY Mellon High Yield Municipal Bond Fund | Class C | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class C | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon High Yield Municipal Bond Fund | Class C | School District
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class C | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	16.60%
BNY Mellon High Yield Municipal Bond Fund | Class C | Development
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon High Yield Municipal Bond Fund | Class C | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon High Yield Municipal Bond Fund | Class C | Power
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon High Yield Municipal Bond Fund | Class C | Water
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon High Yield Municipal Bond Fund | Class C | Education
Holdings [Line Items]
Percent of Net Asset Value	15.90%
BNY Mellon High Yield Municipal Bond Fund | Class C | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon High Yield Municipal Bond Fund | Class C | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
BNY Mellon High Yield Municipal Bond Fund | Class C | Medical
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon High Yield Municipal Bond Fund | Class C | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class C | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon High Yield Municipal Bond Fund | Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
BNY Mellon High Yield Municipal Bond Fund | Class I | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class I | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class I | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon High Yield Municipal Bond Fund | Class I | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon High Yield Municipal Bond Fund | Class I | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.50%
BNY Mellon High Yield Municipal Bond Fund | Class I | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class I | Arizona
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon High Yield Municipal Bond Fund | Class I | Alabama
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon High Yield Municipal Bond Fund | Class I | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon High Yield Municipal Bond Fund | Class I | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BNY Mellon High Yield Municipal Bond Fund | Class I | California
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon High Yield Municipal Bond Fund | Class I | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon High Yield Municipal Bond Fund | Class I | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class I | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon High Yield Municipal Bond Fund | Class I | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon High Yield Municipal Bond Fund | Class I | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon High Yield Municipal Bond Fund | Class I | New York
Holdings [Line Items]
Percent of Net Asset Value	8.30%
BNY Mellon High Yield Municipal Bond Fund | Class I | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon High Yield Municipal Bond Fund | Class I | South Dakota
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class I | Alaska
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class I | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class I | Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class I | Iowa
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class I | Arkansas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class I | North Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon High Yield Municipal Bond Fund | Class I | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon High Yield Municipal Bond Fund | Class I | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon High Yield Municipal Bond Fund | Class I | U.S. Related
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon High Yield Municipal Bond Fund | Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
BNY Mellon High Yield Municipal Bond Fund | Class I | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class I | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon High Yield Municipal Bond Fund | Class I | School District
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class I | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	16.60%
BNY Mellon High Yield Municipal Bond Fund | Class I | Development
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon High Yield Municipal Bond Fund | Class I | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon High Yield Municipal Bond Fund | Class I | Power
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon High Yield Municipal Bond Fund | Class I | Water
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon High Yield Municipal Bond Fund | Class I | Education
Holdings [Line Items]
Percent of Net Asset Value	15.90%
BNY Mellon High Yield Municipal Bond Fund | Class I | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon High Yield Municipal Bond Fund | Class I | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
BNY Mellon High Yield Municipal Bond Fund | Class I | Medical
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon High Yield Municipal Bond Fund | Class I | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class I | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
BNY Mellon High Yield Municipal Bond Fund | Class Y | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class Y | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.50%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Arizona
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Alabama
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BNY Mellon High Yield Municipal Bond Fund | Class Y | California
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon High Yield Municipal Bond Fund | Class Y | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon High Yield Municipal Bond Fund | Class Y | New York
Holdings [Line Items]
Percent of Net Asset Value	8.30%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon High Yield Municipal Bond Fund | Class Y | South Dakota
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Alaska
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Iowa
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Arkansas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class Y | North Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon High Yield Municipal Bond Fund | Class Y | U.S. Related
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon High Yield Municipal Bond Fund | Class Y | School District
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	16.60%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Development
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon High Yield Municipal Bond Fund | Class Y | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Power
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Water
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Education
Holdings [Line Items]
Percent of Net Asset Value	15.90%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Medical
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class Y | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
BNY Mellon High Yield Municipal Bond Fund | Class Z | Maryland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Oregon
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class Z | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.50%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Arizona
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Alabama
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.80%
BNY Mellon High Yield Municipal Bond Fund | Class Z | California
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon High Yield Municipal Bond Fund | Class Z | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon High Yield Municipal Bond Fund | Class Z | New York
Holdings [Line Items]
Percent of Net Asset Value	8.30%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon High Yield Municipal Bond Fund | Class Z | South Dakota
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Alaska
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Iowa
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Arkansas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon High Yield Municipal Bond Fund | Class Z | North Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Missouri
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon High Yield Municipal Bond Fund | Class Z | U.S. Related
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	7.50%
BNY Mellon High Yield Municipal Bond Fund | Class Z | School District
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	16.60%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Development
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon High Yield Municipal Bond Fund | Class Z | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Power
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Water
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Education
Holdings [Line Items]
Percent of Net Asset Value	15.90%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Airport
Holdings [Line Items]
Percent of Net Asset Value	6.50%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Medical
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon High Yield Municipal Bond Fund | Class Z | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.20%